Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Present value of future cash flows of one bank loan	$ 1,399,447	$ 1,417,430
Accumulated loss from derivatives designated as Hedging Instruments	10,727	$ 10,290
Credit facility
Present value of future cash flows of one bank loan	31,485
Carrying amount	$ 32,132